Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table reports the compensation of our current and former CEO and the average compensation of the other non-CEO Named Executive Officers (the “Other NEOs”) as reported in the Summary Compensation Table for the past five fiscal years, as well as their “Compensation Actually Paid” as calculated pursuant to SEC rules and certain performance measures required by SEC rules.

							Value of Initial Fixed $100 Investment Based on:			Company- Selected Measure:
Year	Summary Compensation Table Total for Mr. Glassman(1)	Compensation Actually Paid to Mr. Glassman(4)	Summary Compensation Table Total for Mr. Dolloff(1)	Compensation Actually Paid to Mr. Dolloff(4)	Average Summary Compensation Table Total for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(4)	Leggett’s Total Shareholder Return(2)	Peer Group Total Shareholder Return(2)(3)	Net Income (in millions)	Adjusted EBITDA(5)(6) (in millions)

2025	$10,893,870	$11,633,522			$2,280,692	$2,412,902	$31	$142	$235.4	$383.7
2024	9,872,920	4,537,359	$5,723,655	$920,477	1,609,591	923,762	26	131	(511.4)	402.2
2023			7,347,194	3,415,881	1,900,393	972,427	68	124	(136.8)	506.2
2022			7,647,818	3,585,036	2,453,626	(18,148)	79	95	309.9	656.6
2021	9,210,966	7,022,205			2,716,052	1,955,550	96	125	402.6	747.8

(1)
In 2025, Mr. Glassman was the CEO, and the Other NEOs were Mr. Burns, Mr. Hagale, Mr. Smith and Ms. Davis. In 2024, Mr. J. Mitchell Dolloff was the CEO until his resignation on May 20, 2024, at which time Mr. Glassman was appointed CEO. The 2024 Summary Compensation Total for Mr. Glassman includes $376,857 as compensation for a partial year of service as a non-management director prior to his appointment as CEO on May 20, 2024. The Other NEOs in 2024 were Mr. Burns, Mr. Hagale, Ms. Davis, and Mr. Smith. In 2023, Mr. Dolloff was the CEO, and the Other NEOs were Mr. Burns, Mr. Jeffrey L. Tate, Mr. Steven K. Henderson, Mr. Hagale and Mr. Scott S. Douglas. In 2022, Mr. Dolloff was the CEO, and the Other NEOs were Mr. Glassman (Executive Chairman), Mr. Tate, Mr. Henderson and Mr. Hagale. In 2021, Mr. Glassman was the CEO, and the Other NEOs were Mr. Dolloff, Mr. Tate, Mr. Henderson and Mr. Douglas.
(2)
Total Shareholder Return (TSR) for a five-year period is calculated by assuming that $100 was invested on December 31, 2020 in shares of Leggett stock and the Peer Group index, as applicable, and that all of the dividends were reinvested.
(3)
The peer group consists of the ten companies used for the stock performance graph in the Company’s 2025 Annual Report on Form 10-K: AMETEK, Inc., Core & Main, Inc., Fortune Brands Innovations, Inc., Gentherm Incorporated, La-Z-Boy Incorporated, Lear Corporation, Masco Corporation, MillerKnoll, Inc., Mohawk Industries, Inc., and Somnigroup International Inc.
(4)
The Summary Compensation Table totals reported for the CEO and the Other NEOs for 2025 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “Compensation Actually Paid”:

	2025
	CEO	Other NEOs

Summary Compensation Table Total	$10,893,870	$2,280,692
Adjustments

Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	0	0

Increase for service cost for pension plans(a)	0	0

Deduction for amounts reported under the “Stock Awards” column of the Summary Compensation Table(b)	(6,692,318)	(986,008)

Increase for the fair value of awards granted during the year that remain outstanding and unvested at the end of the year	7,889,045	1,162,327

Increase/deduction for the change in fair value of awards granted in a prior year that remain outstanding and unvested at the end of the year	(416,800)	(40,597)

Increase/deduction for the change in fair value of awards granted in a prior year that vested during the year	(40,275)	(3,512)

Compensation Actually Paid	11,633,522	2,412,902

(a)
Following the Company’s Retirement Plan (described at page 50) being frozen in 2006, participants no longer earn additional benefits, resulting in no annual increase in service costs.
(b)
The Company had no option awards to report in the Summary Compensation Table, no outstanding and unvested option awards, and no option awards that vested during the applicable years.

(5) The Company has identified Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA) as the company-selected measure for this pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the CEO and Other NEOs in 2025 to the Company’s performance.

Adjusted EBITDA is the primary metric (weighted 65%) in the Company’s Key Officers Incentive Plan (KOIP) for 2025 described at page 35, and total adjusted EBITDA over the three year performance period accounts for 50% of the payout of the 2025 Performance Stock Units, described at page 37. Adjusted EBITDA is a component of cash flow, a metric weighted at 35% of the KOIP and also described at page 35.

Adjusted EBITDA is derived from earnings before interest and income taxes as reported in the Company’s Consolidated Statements of Operations, plus depreciation and amortization reported in the Company’s Consolidated Statements of Cash Flows and subject to the adjustments applied to the KOIP’s EBITDA calculation, including all items of gain, loss or expense (i) from non-cash impairments; (ii) related to loss contingencies identified in the Company’s 10-K relating to the fiscal year immediately preceding the performance period; (iii) related to the disposal of a segment of a business; and (iv) related to a change in accounting principle. Financial results from acquisitions are excluded in the year of acquisition, and financial results from businesses classified as discontinued operations and businesses divested during the year are included. Adjusted EBITDA also excludes (i) certain currency and hedging-related gains and losses, (ii) gains and losses from asset disposals, and (iii) items that are outside the scope of the Company’s core, on-going business activities, including changes to the Company’s capital allocation priorities and related uses of cash.

(6) Adjusted EBITDA was chosen from the following four most important financial performance measures used by the Company to link compensation actually paid to each CEO and Other NEOs in 2025 to the Company’s performance:

Performance Metrics

Adjusted EBITDA
Cash Flow (as defined in the KOIP, described at page 35)
ROIC (as defined in the 2025 Performance Stock Unit Awards, described at page 38)
Relative Total Shareholder Return (as defined in the 2025 Performance Stock Unit Awards, described at page 38)

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote	the Other NEOs were Mr. Burns, Mr. Hagale, Mr. Smith and Ms. Davis. In 2024, Mr. J. Mitchell Dolloff was the CEO until his resignation on May 20, 2024, at which time Mr. Glassman was appointed CEO. The 2024 Summary Compensation Total for Mr. Glassman includes $376,857 as compensation for a partial year of service as a non-management director prior to his appointment as CEO on May 20, 2024. The Other NEOs in 2024 were Mr. Burns, Mr. Hagale, Ms. Davis, and Mr. Smith. In 2023, Mr. Dolloff was the CEO, and the Other NEOs were Mr. Burns, Mr. Jeffrey L. Tate, Mr. Steven K. Henderson, Mr. Hagale and Mr. Scott S. Douglas. In 2022, Mr. Dolloff was the CEO, and the Other NEOs were Mr. Glassman (Executive Chairman), Mr. Tate, Mr. Henderson and Mr. Hagale. In 2021, Mr. Glassman was the CEO, and the Other NEOs were Mr. Dolloff, Mr. Tate, Mr. Henderson and Mr. Douglas.
Peer Group Issuers, Footnote
(3)
The peer group consists of the ten companies used for the stock performance graph in the Company’s 2025 Annual Report on Form 10-K: AMETEK, Inc., Core & Main, Inc., Fortune Brands Innovations, Inc., Gentherm Incorporated, La-Z-Boy Incorporated, Lear Corporation, Masco Corporation, MillerKnoll, Inc., Mohawk Industries, Inc., and Somnigroup International Inc.

PEO Total Compensation Amount	$ 10,893,870
PEO Actually Paid Compensation Amount	$ 11,633,522
Adjustment To PEO Compensation, Footnote
(4)
The Summary Compensation Table totals reported for the CEO and the Other NEOs for 2025 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “Compensation Actually Paid”:

	2025
	CEO	Other NEOs

Summary Compensation Table Total	$10,893,870	$2,280,692
Adjustments

Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	0	0

Increase for service cost for pension plans(a)	0	0

Deduction for amounts reported under the “Stock Awards” column of the Summary Compensation Table(b)	(6,692,318)	(986,008)

Increase for the fair value of awards granted during the year that remain outstanding and unvested at the end of the year	7,889,045	1,162,327

Increase/deduction for the change in fair value of awards granted in a prior year that remain outstanding and unvested at the end of the year	(416,800)	(40,597)

Increase/deduction for the change in fair value of awards granted in a prior year that vested during the year	(40,275)	(3,512)

Compensation Actually Paid	11,633,522	2,412,902

(a)
Following the Company’s Retirement Plan (described at page 50) being frozen in 2006, participants no longer earn additional benefits, resulting in no annual increase in service costs.
(b)
The Company had no option awards to report in the Summary Compensation Table, no outstanding and unvested option awards, and no option awards that vested during the applicable years.

Non-PEO NEO Average Total Compensation Amount	$ 2,280,692	$ 1,609,591	$ 1,900,393	$ 2,453,626	$ 2,716,052
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,412,902	923,762	972,427	(18,148)	1,955,550
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The Summary Compensation Table totals reported for the CEO and the Other NEOs for 2025 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “Compensation Actually Paid”:

	2025
	CEO	Other NEOs

Summary Compensation Table Total	$10,893,870	$2,280,692
Adjustments

Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	0	0

Increase for service cost for pension plans(a)	0	0

Deduction for amounts reported under the “Stock Awards” column of the Summary Compensation Table(b)	(6,692,318)	(986,008)

Increase for the fair value of awards granted during the year that remain outstanding and unvested at the end of the year	7,889,045	1,162,327

Increase/deduction for the change in fair value of awards granted in a prior year that remain outstanding and unvested at the end of the year	(416,800)	(40,597)

Increase/deduction for the change in fair value of awards granted in a prior year that vested during the year	(40,275)	(3,512)

Compensation Actually Paid	11,633,522	2,412,902

(a)
Following the Company’s Retirement Plan (described at page 50) being frozen in 2006, participants no longer earn additional benefits, resulting in no annual increase in service costs.
(b)
The Company had no option awards to report in the Summary Compensation Table, no outstanding and unvested option awards, and no option awards that vested during the applicable years.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid Versus Leggett Total Shareholder Return. The chart below reflects the Compensation Actually Paid to our CEOs and the average of the Other NEOs in 2021, 2022, 2023, 2024 and 2025 and the Company’s and Peer Group's cumulative TSR over that same period, based upon the value of an initial $100 investment on December 31, 2020. See the tables and related footnotes beginning on page 52 for the specific dollar amounts and additional details.

As shown in the pay versus performance table on page 52, the cumulative TSR of the peer group appreciably outperformed the Company’s TSR in the years reported.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid Versus Net Income. The chart below reflects the Compensation Actually Paid to our CEOs and the average of the Other NEOs in 2021, 2022, 2023, 2024 and 2025 and the Company’s Net Income over that same period. See the tables and related footnotes beginning on page 52 for the specific dollar amounts and additional details.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid Versus Adjusted EBITDA. The chart below reflects the Compensation Actually Paid to our CEOs and the average of the Other NEOs in 2021, 2022, 2023, 2024 and 2025 and the Company’s Adjusted EBITDA over that same period. See the tables and related footnotes beginning on page 52 for the specific dollar amounts and additional details.

Tabular List, Table

(6) Adjusted EBITDA was chosen from the following four most important financial performance measures used by the Company to link compensation actually paid to each CEO and Other NEOs in 2025 to the Company’s performance:

Performance Metrics

Adjusted EBITDA
Cash Flow (as defined in the KOIP, described at page 35)
ROIC (as defined in the 2025 Performance Stock Unit Awards, described at page 38)
Relative Total Shareholder Return (as defined in the 2025 Performance Stock Unit Awards, described at page 38)

Total Shareholder Return Amount	$ 31	26	68	79	96
Peer Group Total Shareholder Return Amount	142	131	124	95	125
Net Income (Loss)	$ 235,400,000	$ (511,400,000)	$ (136,800,000)	$ 309,900,000	$ 402,600,000
Company Selected Measure Amount	383,700,000	402,200,000	506,200,000	656,600,000	747,800,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Glassman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,893,870	$ 9,872,920			$ 9,210,966
PEO Actually Paid Compensation Amount	$ 11,633,522	4,537,359			$ 7,022,205
PEO Name	Mr. Glassman				Mr. Glassman
Dolloff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		5,723,655	$ 7,347,194	$ 7,647,818
PEO Actually Paid Compensation Amount		$ 920,477	$ 3,415,881	$ 3,585,036
PEO Name		Mr. J. Mitchell Dolloff	Mr. Dolloff	Mr. Dolloff
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,692,318)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,889,045
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(416,800)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,275)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(986,008)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,162,327
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,597)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,512)